Derivative Instruments	3 Months Ended
Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
9.
  Derivative Instruments
The Company entered into a derivative transaction in February, 2014. Information about derivative instruments at March 31, 2014 was as follows:

(Dollars in thousands)	Notional Amount	Maturity	Received	Paid	Fair Value
Cash flow hedge:
Interest rate swap on FHLB advance	$25,000	4.7 years	0.20%	1.62%	$87

The effective portion of unrealized changes in the fair value of derivatives accounted for as cash flow hedges is reported in other comprehensive income and subsequently reclassified to earnings in the same period or periods during which the hedged forecasted transaction affects earnings. The Bank assesses the effectiveness of each hedging relationship by comparing the changes in cash flows of the derivative hedging instrument with the changes in cash flows of the designated hedged item or transaction. The ineffective portion of changes in the fair value of the derivatives is recognized directly in earnings.
The Bank’s cash flow hedge positions are all forward starting interest rate swap transactions. As of February 6, 2014 the Bank entered into the following forward starting interest rate swap transactions:

(Dollars in thousands)	Notional Amount	Effective Date of Hedged Borrowing	Duration of Borrowing	Counterparty
Type of borrowing:
FHLB 90-day advance	$25,000	April 1, 2014	4.7 years	Bank of Montreal

This hedge strategy converts the LIBOR based rate of interest on certain FHLB advances to fixed interest rates, thereby protecting the Bank from floating interest rate variability.
Changes in the consolidated statements of comprehensive income related to interest rate derivatives designated as hedges of cash flows were as follows for the three months ended March 31, 2014:

(In thousands)	Three Months Ended March 31, 2014
Interest rate swap on FHLB advance:
Unrealized gain recognized in accumulated other comprehensive income	$87
Income tax expense on items recognized in accumulated other comprehensive income	(53)
Other comprehensive income	$34
Interest expense recognized on hedged FHLB advance	$—